                        J.P. MORGAN FLEMING SERIES TRUST

                  JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
                   JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

                        SUPPLEMENT DATED NOVEMBER 10, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2004


     A special meeting of shareholders (the "Meeting") is scheduled to be held on December 15, 2004. Shareholders of record on September 24, 2004 are entitled to vote at the Meeting.

     At the Meeting, shareholders of the Multi-Manager Small Cap Growth Fund (the "Fund") will be asked to approve an investment subadvisory agreement between JPMorgan Investment Management Inc. and Oberweis Asset Management, Inc. ("Oberweis"). If the agreement is approved at the Meeting, Oberweis will join State Street Research & Management Company, J. &W. Seligman & Co. Incorporated and UBS Global Asset Management (Americas) Inc., as a subadviser to the Fund.

     Also at the Meeting, all shareholders of the Trust will be asked to vote on the re-election of the Trust's four current Trustees, on the election of a fifth Trustee, and on the ratification of the selection of PricewaterhouseCoopers LLP as the Trust's independent auditors.

     A definitive proxy statement for the Meeting is expected to be mailed to shareholders of record on or about November 15, 2004.

                        J.P. MORGAN FLEMING SERIES TRUST

                        SUPPLEMENT DATED NOVEMBER 10, 2004
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

     The sections titled "Trustees" and "Officers" are hereby deleted in their entirety and replaced with the following:

                                    TRUSTEES

     The names of the Board of Trustees of the Funds, together with information regarding the year of their birth, positions with the Funds, principal occupations and other board memberships in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act") or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

     The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Fund Complex.

                                                                    NUMBER OF
                                                                 PORTFOLIOS/FUNDS       OTHER
                                      PRINCIPAL                    IN JPMORGAN      DIRECTORSHIPS
     NAME (YEAR OF BIRTH)           OCCUPATION(S)                  FUND COMPLEX     HELD OUTSIDE
  AND POSITION HELD WITH THE           DURING                     TO BE OVERSEEN       JPMORGAN
        FUNDS (SINCE)               PAST 5 YEARS                   BY TRUSTEE       FUND COMPLEX(1)
        -------------               ------------                   ----------       ---------------
NON-INTERESTED TRUSTEE

Cheryl Ballenger (1956),         Mathematics Teacher, Vernon              8               None
Chairperson (since 2004) and     Hills High School (August 2004
Trustee  (since 2002)            - Present); Mathematics
                                 Teacher, Round Lake High
                                 School (2003-2004) and
                                 formerly Executive Vice
                                 President and Chief Financial
                                 Officer, Galileo International
                                 Inc. (travel technology)

John R. Rettberg (1937),         Retired; formerly Corporate              8               None
Trustee (since 1996)             Vice President and Treasurer,
                                 Northrop Grumman Corporation
                                 (defense contractor)

                                                                    NUMBER OF
                                                                 PORTFOLIOS/FUNDS       OTHER
                                      PRINCIPAL                    IN JPMORGAN      DIRECTORSHIPS
     NAME (YEAR OF BIRTH)           OCCUPATION(S)                  FUND COMPLEX     HELD OUTSIDE
  AND POSITION HELD WITH THE           DURING                     TO BE OVERSEEN       JPMORGAN
        FUNDS (SINCE)               PAST 5 YEARS                   BY TRUSTEE       FUND COMPLEX(1)
        -------------               ------------                   ----------       ---------------
NON-INTERESTED TRUSTEE

Ken Whipple (1934), Trustee      Chairman (1999-Present) and              8         Director of AB Volvo
(since 1996)                     CEO (1999-2004), CMS Energy                        and Korn Ferry
                                                                                    International
                                                                                    (executive recruitment)
INTERESTED TRUSTEE

John F. Ruffle(2) (1937),        Retired; formerly Vice                   8         Trustee of Johns
Trustee (since 1996)             Chairman, J.P. Morgan Chase &                      Hopkins University,
                                 Co. Inc. and Morgan Guaranty                       Director of Reckson
                                 Trust Co. of NY                                    Associates Realty
                                                                                    Corp. and American
                                                                                    Shared Hospital
                                                                                    Services

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

(2) The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

         Each Trustee serves for an indefinite term, subject to the Fund's current retirement policy, which is age 70, except Messrs. Rettberg, Ruffle and Whipple, for whom it is age 73. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Nominating and Valuation Committees. Each Trustee who is not an "interested person" of the Trust serves as a member of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee pre-approves any services to be provided by the independent auditors to the Trust. In addition, the Audit Committee considers and approves any non-audit services, and the fees to be charged for such non-audit services, to be provided by the independent auditors to any entity controlling, controlled by or under common control with JPMIM that provides ongoing services to the Trust. Pre-approval considerations include whether the proposed services are compatible with maintaining the auditor's independence. The Audit Committee met four times during the year ended December 31, 2003. Each Trustee who is not an "interested person" of the Trust serves as a member of the Nominating Committee. The function of the Nominating Committee is to select and nominate persons who will continue to contribute to the independence and effectiveness of the Board. The Nominating Committee will consider and evaluate candidates on the basis of the candidate's relevant knowledge, experience and expertise, the candidate's ability to carry out his or her duties in the best interests of the Trust and its shareholders and the candidate's ability to qualify as a non-interested

Trustee. The Nominating Committee does not have a charter. The Nominating Committee did not meet during the year ended December 31, 2003. Each Trustee who is not an "interested person" of the Trust serves as a member of the Valuation Committee. The function of the Valuation Committee is to review fair value determinations outside of regularly scheduled Board meetings. The Chairperson of the Valuation Committee, in consultation with the full Committee as the Chairperson deems appropriate, is authorized to review and approve fair value determinations, and did so on one occasion during the year ended December 31, 2004, but the full Board reviewed fair value determinations at their meetings in that year.

         The Nominating Committee (consisting, for this nomination, of Mr. Whipple and Ms. Ballenger) recommended to the full Board that the number of Trustees be increased from four to five and that Mr. Jerry B. Lewis be nominated as a disinterested Trustee. The Board, acting unanimously, approved these proposals and called a special meeting of shareholders of the Funds. A definitive proxy statement for the special meeting is expected to be mailed to shareholders of record on or about November 15, 2004.

         The following table shows the dollar range of each Trustee's beneficial ownership as of September 1, 2004, in the Funds and each Trustee's aggregate ownership in any portfolios/funds that the Trustee oversees in the JPMorgan Fund Complex(1):

                                                                                       AGGREGATE DOLLAR
                                                                                       RANGE OF EQUITY
                                        OWNERSHIP OF            OWNERSHIP OF           SECURITIES IN THE
                                     MULTI-MANAGER SMALL     MULTI-MANAGER SMALL         JPMORGAN FUND
         NAME OF TRUSTEE               CAP GROWTH FUND         CAP VALUE FUND             COMPLEX(1)
--------------------------------    --------------------     -------------------    -----------------------

NON-INTERESTED TRUSTEES

Cheryl Ballenger                            None                     None                    None

John R. Rettberg                            None                     None                    None

Ken Whipple                                 None                     None                    None

INTERESTED TRUSTEE

John F. Ruffle                              None                     None                    None


(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

         As of September 1, 2004, none of the non-interested Trustees or their immediate family members owned any shares of JPMIM or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with JPMIM.

         Each Trustee is currently paid an annual fee of $25,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee.

         Trustee aggregate compensation expenses paid by the Funds and the JPMorgan Fund Complex for the fiscal year ended December 31, 2003 are set forth below:

                AGGREGATE TRUSTEE COMPENSATION PAID BY THE FUNDS

      NAME OF TRUSTEE         MULTI-MANAGER SMALL CAP      MULTI-MANAGER SMALL CAP     TOTAL COMPENSATION PAID
                                    GROWTH FUND                  VALUE FUND           FROM JPMORGAN FUND COMPLEX
--------------------------    -----------------------      -----------------------    --------------------------

NON-INTERESTED TRUSTEES

Cheryl Ballenger                       $4,030                      $3,899                      $25,000

John R. Rettberg                       $4,030                      $3,899                      $25,000

Ken Whipple                            $4,030                      $3,899                      $25,000

INTERESTED TRUSTEE

John F. Ruffle                         $4,030                      $3,899                      $25,000


(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes three investment companies.

     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

     No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

         -    the Trust;
         -    an officer of the Trust;
         - an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
         - an officer of an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
         -    the Adviser or the principal underwriter of the Trust,
         - an officer of the Adviser or the principal underwriter of the Trust;

         - a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or
         - an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

                                    OFFICERS

         The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The officers hold office until a successor has been elected and duly qualified. The Funds have no employees.

         The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Funds and principal occupations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

NAME (YEAR OF BIRTH) AND
POSITION HELD WITH THE                                               PRINCIPAL OCCUPATIONS
FUNDS (SINCE)                                                       DURING PAST FIVE YEARS
-------------                                                       ----------------------
George C.W. Gatch (1962), President    Managing Director, is CEO and President of the J.P. Morgan and One Group
(2001)                                 Funds. An employee since 1986, Mr. Gatch leads the firm's U.S. mutual fund and financial intermediary business. He was previously President and CEO of DKB
                                       Morgan, a Japanese mutual fund company, which was a joint venture between J.P.
                                       Morgan and Dai-Ichi Kangyo Bank. Prior to working in Japan, Mr. Gatch established
                                       J.P. Morgan Investment Management's sub-advisory and institutional mutual funds business. He has also held numerous positions throughout the firm in business management, marketing, and sales.

Robert L. Young (1963),                Chief Operating Officer of JPMorgan Funds from August 2004 to present and of
Vice President and                     One Group Mutual Funds from November 2001 to present. From October 1999 to
Treasurer (2000)                       present, Vice President and Treasurer, One Group Administrative Services,
                                       Inc., and Vice President and Treasurer, One Group Dealer Services, Inc. From
                                       December 1996 to October 1999, Managing Director of Mutual Fund
                                       Administration, Banc One Investment Advisors Corporation.

Patricia A. Maleski (1960),            Vice President and Chief Administrative Officer of the JPMorgan Funds from August 2004
Vice President and Chief               to present and of One Group Funds from September 2004 to present; Vice President,
Administrative Officer (2004)          JPMIM; Treasurer, JPMorgan Funds and Head of JPMorgan Funds Management and
                                       U.S. Institutional Funds Administration and Board Liaison. Prior to joining
                                       J.P. Morgan Chase & Co. in 2001, Ms. Maleski was Vice President of Finance
                                       for the Pierpont Group, Inc., a service provider to the Board of Directors/Trustees of the JPMorgan Funds.

NAME (YEAR OF BIRTH) AND
POSITION HELD WITH THE                                               PRINCIPAL OCCUPATIONS
FUNDS (SINCE)                                                       DURING PAST FIVE YEARS
-------------                                                       ----------------------
Wayne H. Chan (1965),                  Vice President and Assistant General Counsel, JPMIM, from September 2002 to present.
Secretary (2004)                       Prior to joining J.P. Morgan Chase & Co., Mr. Chan was an associate at the law firm of Shearman & Sterling from May 2001 to September 2002; Swidler Berlin Shereff
                                       Friedman LLP from June 1999 to May 2001 and Whitman Breed Abbott & Morgan LLP
                                       from September 1997 to May 1999.

Stephanie J. Dorsey (1969),            Director of Mutual Fund Administration, One Group Administrative Services,
Treasurer (2004)                       from January 2004 to present. Ms. Dorsey worked for Bank One Corporation (now known as J.P. Morgan Chase & Co.) from January 2003 to January 2004. Prior to joining Bank One Corporation, she was a Senior Manager at
                                       PricewaterhouseCoopers LLP from September 1992.

Jessica K. Ditullio (1963),            From August 1990 to present, Counsel, Bank One Corporation (now known as J.P.
Assistant Secretary (2004)             Morgan Chase & Co.).

Nancy E. Fields (1949),                From October 1999 to present, Director, Mutual Fund Administration, One Group
Assistant Secretary (2004)             Administrative Services, Inc. and Senior Project Manager, Mutual Funds, One
                                       Group Dealer Services, Inc. From July 1999 to October 1999, Project Manager,
                                       One Group, Banc One Investment Advisors Corporation. From January 1988 to July
                                       1999, Vice President, Ohio Bankers Association. From July 1990 to December
                                       1997, Vice President, Client Services, BISYS Fund Services, Inc.

Alaina Metz (1967),                    From June 1995 to present, Vice President, BISYS Fund Services, Inc.
Assistant Secretary (2001)*

Martin R. Dean (1963),                 Vice President, Regulatory Services of BISYS Fund Services, Inc.
Assistant Treasurer (2001)*

Arthur A. Jensen (1966),               Vice President, Financial Services of BISYS Fund Services, Inc., June 2001 to
Assistant Treasurer (2001)*            present. Formerly Section Manager at Northern Trust Company and Accounting
                                       Supervisor at Allstate Insurance Company.

Christopher D. Walsh (1965),           Vice President, JPMIM; Fund Administration - Pooled Vehicles. Prior to joining
Assistant Treasurer (2004)             J.P. Morgan Chase & Co. in 2000, Mr. Walsh held numerous senior positions during his twelve years in Prudential Financial's asset management group, including Director/Vice President of the Prudential Mutual Funds - Funds
                                       Administration Group. Mr. Walsh was also the group head of the financial/technical analysis area for the Prudential Mutual Funds Group.

NAME (YEAR OF BIRTH) AND
POSITION HELD WITH THE                                               PRINCIPAL OCCUPATIONS
FUNDS (SINCE)                                                       DURING PAST FIVE YEARS
-------------                                                       ----------------------
Paul M. DeRusso (1954),                Vice President, JPMIM; Manager of the Budgeting and Expense Group of the Funds
Assistant Treasurer (2001)             Administration Group.

Mary D. Squires (1955),                Vice President, JPMIM; Ms. Squires has held numerous financial and operations
Assistant Treasurer (2001)             positions supporting the J.P. Morgan Chase & Co. organization complex.

Stephen M. Ungerman (1953),            Vice President, JPMIM; previously, head of Fund Administration - Pooled
Chief Compliance Officer (2004)        Vehicles. Prior to joining J.P. Morgan Chase & Co. in 2000, Mr. Ungerman held a number of senior positions in Prudential Financial's asset management business, including Assistant General Counsel, Tax Director and Co-head of
                                       Fund Administration Department. Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by Prudential.

* The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.

         As of April 1, 2004, the Trustees and officers as a group owned less than 1% of the shares of each Fund.